Risk Management (Details) - Schedule of geographical concentration of risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 467,273	$ 349,292	$ 301,618
Africa [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 20,956	$ 16,492	$ 13,601
Concentration Percentage	500.00%	500.00%	500.00%
Asia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 37,398	$ 32,810	$ 27,842
Concentration Percentage	800.00%	900.00%	900.00%
Australasia [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 19,104	$ 15,185	$ 12,636
Concentration Percentage	400.00%	400.00%	400.00%
Caribbean Islands [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 15,964	$ 8,334	$ 15,099
Concentration Percentage	300.00%	200.00%	500.00%
Central America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 37,442	$ 37,732	$ 26,697
Concentration Percentage	800.00%	1100.00%	900.00%
Europe [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 59,972	$ 37,328	$ 34,471
Concentration Percentage	1300.00%	1100.00%	1100.00%
Middle East [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 48,401	$ 36,883	$ 32,381
Concentration Percentage	1000.00%	1100.00%	1100.00%
North America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 22,553	$ 4,281	$ 860
Concentration Percentage	500.00%	100.00%	0.00%
South America [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 20,548	$ 11,051	$ 26,356
Concentration Percentage	400.00%	300.00%	900.00%
UK [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 158,381	$ 115,863	$ 76,718
Concentration Percentage	3400.00%	3300.00%	2500.00%
Worldwide [Member]
Risk Management (Details) - Schedule of geographical concentration of risks [Line Items]
Gross written premiums	$ 26,554	$ 33,333	$ 34,957
Concentration Percentage	600.00%	1000.00%	1200.00%